CUSTOMER AND SUPPLIER CONCENTRATION (Details)	12 Months Ended
	Sep. 30, 2020 USD ($) customer item	Sep. 30, 2019 USD ($) customer
Concentration Risk [Line Items]
Accounts receivable	$ 31,393,289	$ 25,115,040
Number of significant vendors | item	4
Accounts Receivables
Concentration Risk [Line Items]
Concentration risk, percentage		14.35%
Accounts receivable		$ 3,604,641
Number of customers who accounted for more than 10% of total accounts receivable | customer	2	1
Accounts Receivables | Customer one
Concentration Risk [Line Items]
Concentration risk, percentage	11.78%
Accounts receivable	$ 3,697,779
Accounts Receivables | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.56%
Accounts receivable	$ 5,513,922
Customer Concentration Risk | Accounts Receivables
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	0.00%
Customer Concentration Risk | Maximum
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Supplier Concentration Risk | Accounts Payable
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Supplier Concentration Risk | Trade Payable
Concentration Risk [Line Items]
Concentration risk, percentage	67.70%	62.40%
Accounts payable	$ 7,008,387	$ 4,256,984
Supplier One | Trade Payable
Concentration Risk [Line Items]
Concentration risk, percentage		58.25%
Supplier Two | Trade Payable
Concentration Risk [Line Items]
Concentration risk, percentage		17.53%
Credit concentration | Accounts Receivables
Concentration Risk [Line Items]
Concentration risk, percentage	70.10%	10.00%